Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a)
................ 28,635 $ 7,131,833
HEICO Corp. ...................... 16,944 3,042,973
HEICO Corp. , Class A ................. 30,301 4,286,683
Howmet Aerospace, Inc. ............... 155,850 8,768,121
Huntington Ingalls Industries, Inc. ......... 9,059 2,345,556
Textron, Inc. ....................... 38,130 3,229,992
TransDigm Group, Inc. ................ 21,166 23,127,665
51,932,823
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc. .. 23,859 3,014,107
Automobile Components — 0.5%
Aptiv plc
(a)
......................... 113,146 9,202,164
Automobiles — 0.1%
Lucid Group, Inc.
(a)(b)
.................. 346,385 1,170,781
Banks — 0.4%
First Citizens BancShares, Inc. , Class A ..... 4,738 7,154,380
Beverages — 1.0%
Brown-Forman Corp. , Class A ........... 19,315 1,088,787
Brown-Forman Corp. , Class B, NVS ....... 121,747 6,683,910
Celsius Holdings, Inc.
(a)(b)
............... 58,115 2,899,938
Constellation Brands, Inc. , Class A ........ 37,394 9,164,522
19,837,157
Biotechnology — 1.5%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
.......... 48,748 8,429,017
BioMarin Pharmaceutical, Inc. ........... 75,383 6,639,735
Exact Sciences Corp. ................. 72,268 4,726,327
Incyte Corp. ....................... 73,885 4,342,221
Neurocrine Biosciences, Inc. ............ 39,180 5,476,189
29,613,489
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
............... 290,275 4,063,850
eBay, Inc. ......................... 81,049 3,328,683
Etsy, Inc.
(a)(b)
....................... 29,636 1,972,572
9,365,105
Building Products — 2.9%
A O Smith Corp. .................... 30,158 2,340,562
Allegion plc ........................ 17,946 2,223,330
Carlisle Cos., Inc. ................... 19,564 6,148,183
Carrier Global Corp. .................. 161,151 8,816,571
Johnson Controls International plc ........ 135,203 7,123,846
Lennox International, Inc. .............. 13,004 5,567,792
Trane Technologies plc ................ 91,153 22,975,114
55,195,398
Capital Markets — 4.2%
Ameriprise Financial, Inc. .............. 23,276 9,003,855
Ares Management Corp. , Class A ......... 66,830 8,118,508
Coinbase Global, Inc. , Class A
(a)
.......... 68,653 8,801,315
FactSet Research Systems, Inc. .......... 15,222 7,244,454
Interactive Brokers Group, Inc. , Class A ..... 42,568 3,777,910
LPL Financial Holdings, Inc. ............. 30,265 7,239,085
MarketAxess Holdings, Inc. ............. 15,174 3,421,889
Morningstar, Inc. .................... 10,650 2,974,545
MSCI, Inc. ........................ 31,727 18,992,417
Nasdaq, Inc. ....................... 50,139 2,896,530
Raymond James Financial, Inc. .......... 34,496 3,800,769
Tradeweb Markets, Inc. , Class A .......... 43,628 4,161,675
80,432,952
Security
Shares
Shares Value
Chemicals — 1.1%
Corteva, Inc. ....................... 108,454 $ 4,932,488
DuPont de Nemours, Inc. .............. 90,395 5,586,411
PPG Industries, Inc. .................. 50,906 7,179,782
RPM International, Inc. ................ 31,243 3,332,379
Westlake Corp. ..................... 6,446 891,804
21,922,864
Commercial Services & Supplies — 1.5%
Clean Harbors, Inc.
(a)
................. 13,233 2,222,615
Copart, Inc.
(a)
...................... 333,071 16,000,731
Rollins, Inc. ........................ 117,747 5,099,622
Veralto Corp. ....................... 59,139 4,535,370
27,858,338
Communications Equipment — 0.1%
F5, Inc.
(a)
......................... 10,084 1,852,431
Construction & Engineering — 0.8%
AECOM .......................... 20,295 1,789,816
EMCOR Group, Inc. .................. 11,264 2,569,431
Quanta Services, Inc. ................. 42,601 8,266,724
WillScot Mobile Mini Holdings Corp.
(a)
...... 72,691 3,438,284
16,064,255
Construction Materials — 1.3%
Martin Marietta Materials, Inc. ........... 24,734 12,575,260
Vulcan Materials Co. ................. 51,460 11,630,475
24,205,735
Consumer Finance — 0.3%
Discover Financial Services ............. 51,955 5,482,292
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc.
(a)(b)
...... 20,676 1,330,294
Casey's General Stores, Inc. ............ 10,373 2,814,817
Dollar Tree, Inc.
(a)
.................... 31,318 4,090,757
Performance Food Group Co.
(a)
.......... 62,052 4,509,940
Sysco Corp. ....................... 202,040 16,351,097
US Foods Holding Corp.
(a)
.............. 58,694 2,700,511
31,797,416
Containers & Packaging — 0.3%
Avery Dennison Corp. ................. 13,638 2,720,099
Ball Corp. ......................... 40,517 2,246,668
Crown Holdings, Inc. ................. 18,480 1,635,480
6,602,247
Distributors — 0.4%
Genuine Parts Co. ................... 22,037 3,090,248
LKQ Corp. ........................ 30,922 1,443,130
Pool Corp. ........................ 7,709 2,861,966
7,395,344
Diversified Consumer Services — 0.1%
Service Corp. International ............. 18,214 1,222,524
Electric Utilities — 0.9%
Constellation Energy Corp. ............. 122,809 14,982,698
NRG Energy, Inc. .................... 35,621 1,889,338
16,872,036
Electrical Equipment — 2.2%
AMETEK, Inc. ...................... 92,296 14,956,567
Hubbell, Inc. ....................... 19,760 6,630,863
Regal Rexnord Corp. ................. 10,707 1,428,956
Rockwell Automation, Inc. .............. 45,919 11,630,365
Vertiv Holdings Co. , Class A ............ 130,143 7,330,955
41,977,706

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp. ........................ 53,615 $ 12,155,593
Flex Ltd.
(a)
......................... 77,296 1,835,007
Jabil, Inc.
(b)
........................ 33,468 4,193,206
Keysight Technologies, Inc.
(a)
............ 33,801 5,180,341
TE Connectivity Ltd. .................. 56,943 8,096,725
Teledyne Technologies, Inc.
(a)
............ 11,284 4,722,016
Trimble, Inc.
(a)
...................... 50,892 2,588,367
Zebra Technologies Corp. , Class A
(a)(b)
...... 9,560 2,290,098
41,061,353
Energy Equipment & Services — 1.0%
Baker Hughes Co. , Class A ............. 242,120 6,900,420
Halliburton Co. ..................... 358,262 12,772,040
19,672,460
Entertainment — 1.9%
Electronic Arts, Inc. .................. 58,764 8,084,751
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 9,137 558,179
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 82,130 5,523,243
Live Nation Entertainment, Inc.
(a)
......... 56,320 5,004,032
ROBLOX Corp. , Class A
(a)
.............. 191,832 7,445,000
Take-Two Interactive Software, Inc.
(a)
....... 63,372 10,451,944
37,067,149
Financial Services — 2.1%
Apollo Global Management, Inc. .......... 91,268 9,163,307
Block, Inc. , Class A
(a)
................. 221,531 14,401,730
FleetCor Technologies, Inc.
(a)
............ 16,733 4,851,399
Global Payments, Inc. ................ 50,385 6,712,794
Jack Henry & Associates, Inc. ........... 29,112 4,827,643
39,956,873
Food Products — 1.2%
Hershey Co. (The) ................... 60,019 11,616,077
Hormel Foods Corp. .................. 35,044 1,064,286
Lamb Weston Holdings, Inc. ............ 58,071 5,948,793
McCormick & Co., Inc. , NVS ............ 54,942 3,744,847
22,374,003
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 17,592 2,004,432
Ground Transportation — 1.5%
JB Hunt Transport Services, Inc. ......... 31,679 6,366,846
Old Dominion Freight Line, Inc. .......... 38,014 14,864,234
Saia, Inc.
(a)(b)
....................... 10,619 4,784,709
U-Haul Holding Co. , NVS .............. 17,348 1,108,017
U-Haul Holding Co.
(a)
................. 1,285 85,144
XPO, Inc.
(a)(b)
....................... 23,837 2,036,633
29,245,583
Health Care Equipment & Supplies — 5.0%
Align Technology, Inc.
(a)
................ 17,393 4,649,497
Cooper Cos., Inc. (The) ............... 11,372 4,242,097
Dexcom, Inc.
(a)
..................... 152,719 18,532,450
Edwards Lifesciences Corp.
(a)(b)
.......... 241,213 18,927,984
GE HealthCare Technologies, Inc. ........ 68,861 5,051,643
IDEXX Laboratories, Inc.
(a)
.............. 33,037 17,016,698
Insulet Corp.
(a)
...................... 28,022 5,348,559
ResMed, Inc. ...................... 58,902 11,203,160
STERIS plc ........................ 39,586 8,667,355
Teleflex, Inc. ....................... 7,096 1,723,122
95,362,565
Security
Shares
Shares Value
Health Care Providers & Services — 0.6%
Cardinal Health, Inc. .................. 40,937 $ 4,469,911
Chemed Corp. ...................... 4,141 2,454,744
Molina Healthcare, Inc.
(a)
............... 14,021 4,997,645
11,922,300
Health Care REITs — 0.8%
Healthpeak Properties, Inc. ............. 69,373 1,283,401
Ventas, Inc. ....................... 63,485 2,945,069
Welltower, Inc. ...................... 136,485 11,807,317
16,035,787
Health Care Technology — 0.6%
Veeva Systems, Inc. , Class A
(a)
.......... 58,454 12,123,944
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............. 266,154 5,115,480
Hotels, Restaurants & Leisure — 4.9%
Caesars Entertainment, Inc.
(a)
........... 40,450 1,774,542
Churchill Downs, Inc.
(b)
................ 28,070 3,395,628
Darden Restaurants, Inc. .............. 22,437 3,647,807
Domino's Pizza, Inc. .................. 13,924 5,934,687
DoorDash, Inc. , Class A
(a)
.............. 110,683 11,533,169
DraftKings, Inc. , Class A
(a)
.............. 187,060 7,304,693
Expedia Group, Inc.
(a)
................. 29,306 4,346,959
Hilton Worldwide Holdings, Inc. .......... 94,819 18,106,636
Las Vegas Sands Corp. ............... 122,246 5,980,274
MGM Resorts International
(a)
............ 111,362 4,829,770
Royal Caribbean Cruises Ltd.
(a)
.......... 51,956 6,624,390
Vail Resorts, Inc. .................... 8,166 1,812,852
Wynn Resorts Ltd. ................... 38,456 3,631,400
Yum! Brands, Inc. ................... 112,439 14,559,726
93,482,533
Household Durables — 0.2%
Garmin Ltd. ........................ 27,475 3,282,988
Household Products — 0.9%
Church & Dwight Co., Inc. .............. 69,044 6,894,043
Clorox Co. (The) .................... 21,528 3,126,942
Kimberly-Clark Corp. ................. 53,146 6,429,072
16,450,057
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ....................... 69,263 2,841,861
Industrial REITs — 0.2%
Rexford Industrial Realty, Inc. ........... 78,946 4,151,770
Insurance — 2.6%
American Financial Group, Inc. .......... 10,471 1,260,708
Arch Capital Group Ltd.
(a)
.............. 95,723 7,890,447
Brown & Brown, Inc. .................. 93,548 7,255,583
Cincinnati Financial Corp. .............. 32,494 3,600,335
Erie Indemnity Co. , Class A, NVS ......... 10,085 3,487,696
Everest Group Ltd. ................... 8,247 3,174,848
Markel Group, Inc.
(a)
.................. 3,202 4,794,771
RenaissanceRe Holdings Ltd. ........... 11,050 2,528,571
Travelers Cos., Inc. (The) .............. 34,343 7,258,736
Willis Towers Watson plc ............... 20,397 5,023,781
WR Berkley Corp. ................... 53,050 4,343,734
50,619,210
Interactive Media & Services — 0.8%
(a)
Match Group, Inc. ................... 104,711 4,018,808
Pinterest, Inc. , Class A ................ 221,247 8,290,125
Snap, Inc. , Class A, NVS ............... 245,115 3,894,878
16,203,811

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 3.5%
(a)
Akamai Technologies, Inc. .............. 29,966 $ 3,692,710
Cloudflare, Inc. , Class A ............... 118,482 9,366,002
EPAM Systems, Inc. .................. 23,042 6,408,211
Gartner, Inc.
(b)
...................... 30,302 13,861,347
GoDaddy, Inc. , Class A ................ 52,554 5,605,410
MongoDB, Inc. , Class A ............... 26,553 10,635,007
Okta, Inc. , Class A ................... 62,638 5,177,031
Twilio, Inc. , Class A
(b)
................. 67,358 4,737,288
VeriSign, Inc. ...................... 35,504 7,061,035
66,544,041
Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc. .............. 112,398 14,622,980
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 3,702 1,187,935
Bio-Techne Corp. .................... 63,201 4,444,294
Bruker Corp. ....................... 37,258 2,664,320
Charles River Laboratories International, Inc.
(a)(b)
8,772 1,897,208
Illumina, Inc.
(a)
...................... 25,896 3,703,387
IQVIA Holdings, Inc.
(a)(b)
................ 48,038 10,002,953
Mettler-Toledo International, Inc.
(a)
........ 8,668 10,377,243
Waters Corp.
(a)(b)
.................... 14,971 4,756,436
West Pharmaceutical Services, Inc. ....... 28,506 10,633,593
64,290,349
Machinery — 4.5%
Cummins, Inc. ...................... 24,043 5,753,490
Dover Corp. ....................... 31,336 4,693,506
Fortive Corp. ....................... 84,238 6,585,727
Graco, Inc. ........................ 67,644 5,770,033
IDEX Corp. ........................ 29,219 6,179,819
Ingersoll Rand, Inc. .................. 151,513 12,099,828
Lincoln Electric Holdings, Inc. ........... 22,860 5,079,949
Nordson Corp. ...................... 20,459 5,149,939
Otis Worldwide Corp. ................. 105,892 9,365,088
Pentair plc ........................ 38,012 2,781,338
Snap-on, Inc. ...................... 8,878 2,573,999
Toro Co. (The) ...................... 39,448 3,648,151
Westinghouse Air Brake Technologies Corp. .. 48,670 6,403,512
Xylem, Inc. ........................ 96,547 10,855,745
86,940,124
Media — 0.7%
(a)
Liberty Broadband Corp. , Class A
(b)
........ 2,754 214,316
Liberty Broadband Corp. , Class C, NVS ..... 18,433 1,446,069
Trade Desk, Inc. (The) , Class A .......... 178,478 12,213,250
13,873,635
Multi-Utilities — 0.6%
Ameren Corp. ...................... 33,316 2,317,794
CenterPoint Energy, Inc. ............... 93,791 2,620,520
CMS Energy Corp. ................... 34,143 1,951,614
Public Service Enterprise Group, Inc. ...... 77,411 4,489,064
11,378,992
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 27,600 3,336,840
Oil, Gas & Consumable Fuels — 1.8%
Cheniere Energy, Inc. ................. 58,085 9,525,359
Coterra Energy, Inc. .................. 163,213 4,060,739
Devon Energy Corp. .................. 81,252 3,414,209
Diamondback Energy, Inc. .............. 27,151 4,174,195
EQT Corp. ........................ 105,068 3,719,407
Range Resources Corp. ............... 95,968 2,786,911
Targa Resources Corp. ................ 49,178 4,178,163
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp. ............... 2,499 $ 3,651,864
35,510,847
Passenger Airlines — 0.5%
Delta Air Lines, Inc. .................. 142,541 5,579,055
Southwest Airlines Co. ................ 97,519 2,914,843
United Airlines Holdings, Inc.
(a)
........... 49,626 2,053,524
10,547,422
Personal Care Products — 0.7%
Coty, Inc. , Class A
(a)(b)
................. 50,593 611,163
Estee Lauder Cos., Inc. (The) , Class A ..... 92,911 12,263,323
12,874,486
Professional Services — 4.0%
Booz Allen Hamilton Holding Corp. ........ 32,530 4,579,248
Broadridge Financial Solutions, Inc. ....... 45,447 9,280,277
Dayforce, Inc.
(a)(b)
.................... 59,582 4,142,141
Equifax, Inc. ....................... 49,323 12,051,582
Jacobs Solutions, Inc. ................. 31,399 4,231,643
KBR, Inc. ......................... 35,467 1,848,185
Paychex, Inc. ...................... 129,657 15,783,147
Paycom Software, Inc. ................ 19,809 3,768,464
Paylocity Holding Corp.
(a)
.............. 17,475 2,768,215
Robert Half, Inc. .................... 12,202 970,547
TransUnion ........................ 46,508 3,217,889
Verisk Analytics, Inc. .................. 58,106 14,034,342
76,675,680
Real Estate Management & Development — 1.0%
(a)
CBRE Group, Inc. , Class A
(b)
............ 56,280 4,857,527
CoStar Group, Inc. ................... 155,448 12,976,799
Zillow Group, Inc. , Class A .............. 9,499 523,300
Zillow Group, Inc. , Class C, NVS ......... 29,649 1,685,249
20,042,875
Residential REITs — 1.5%
American Homes 4 Rent , Class A ......... 75,262 2,637,933
AvalonBay Communities, Inc. ........... 20,634 3,693,692
Camden Property Trust ................ 19,337 1,814,584
Equity LifeStyle Properties, Inc. .......... 43,372 2,935,851
Equity Residential ................... 51,887 3,123,079
Essex Property Trust, Inc. .............. 11,079 2,584,398
Invitation Homes, Inc. ................. 140,605 4,630,123
Mid-America Apartment Communities, Inc. ... 17,908 2,263,213
Sun Communities, Inc. ................ 25,318 3,173,611
UDR, Inc. ......................... 66,541 2,396,807
29,253,291
Retail REITs — 0.5%
Realty Income Corp. .................. 143,315 7,794,903
Regency Centers Corp. ............... 27,718 1,737,087
9,531,990
Semiconductors & Semiconductor Equipment — 4.1%
Enphase Energy, Inc.
(a)(b)
............... 54,637 5,689,351
Entegris, Inc. ....................... 56,837 6,689,715
First Solar, Inc.
(a)(b)
................... 40,710 5,955,873
Lattice Semiconductor Corp.
(a)(b)
.......... 55,027 3,348,943
Marvell Technology, Inc. ............... 332,789 22,529,815
Microchip Technology, Inc. .............. 100,999 8,603,095
Monolithic Power Systems, Inc. .......... 17,978 10,835,700
NXP Semiconductors NV .............. 41,024 8,638,424
ON Semiconductor Corp.
(a)
............. 62,622 4,454,303
Teradyne, Inc. ...................... 30,906 2,985,210
79,730,429

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software — 11.8%
ANSYS, Inc.
(a)
...................... 34,824 $ 11,416,352
AppLovin Corp. , Class A
(a)
.............. 54,689 2,249,359
Aspen Technology, Inc.
(a)
............... 11,164 2,143,376
Atlassian Corp. , Class A
(a)
.............. 57,192 14,284,846
Autodesk, Inc.
(a)
..................... 85,591 21,723,852
Bentley Systems, Inc. , Class B ........... 89,743 4,523,047
BILL Holdings, Inc.
(a)
.................. 39,258 3,064,087
Crowdstrike Holdings, Inc. , Class A
(a)
....... 90,788 26,555,490
Datadog, Inc. , Class A
(a)
............... 109,052 13,570,431
DocuSign, Inc.
(a)
.................... 81,210 4,947,313
Dynatrace, Inc.
(a)
.................... 88,820 5,062,740
Fair Isaac Corp.
(a)
.................... 9,835 11,790,493
HubSpot, Inc.
(a)
..................... 19,336 11,814,296
Manhattan Associates, Inc.
(a)
............ 24,542 5,952,908
Nutanix, Inc. , Class A
(a)
................ 97,724 5,492,089
Palantir Technologies, Inc. , Class A
(a)(b)
..... 742,072 11,939,938
Procore Technologies, Inc.
(a)(b)
........... 34,506 2,463,383
PTC, Inc.
(a)
........................ 47,746 8,625,315
Splunk, Inc.
(a)
...................... 59,704 9,156,802
Tyler Technologies, Inc.
(a)(b)
............. 16,288 6,885,752
Unity Software, Inc.
(a)(b)
................ 96,234 3,117,982
Workday, Inc. , Class A
(a)
............... 83,532 24,313,659
Zoom Video Communications, Inc. , Class A
(a)
. 93,994 6,072,952
Zscaler, Inc.
(a)
...................... 36,480 8,597,242
225,763,704
Specialized REITs — 3.2%
Crown Castle, Inc. ................... 59,994 6,494,351
CubeSmart ........................ 34,447 1,488,799
Digital Realty Trust, Inc. ............... 77,584 10,897,449
Extra Space Storage, Inc. .............. 32,719 4,725,932
Iron Mountain, Inc. ................... 52,299 3,531,229
Public Storage ...................... 63,474 17,975,202
SBA Communications Corp. ............ 43,204 9,671,647
VICI Properties, Inc. .................. 218,778 6,589,593
61,374,202
Specialty Retail — 2.3%
Burlington Stores, Inc.
(a)
............... 24,153 4,616,846
CarMax, Inc.
(a)(b)
..................... 32,206 2,292,423
Five Below, Inc.
(a)
.................... 20,613 3,699,209
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 42,523 4,276,113
Ross Stores, Inc. .................... 125,176 17,559,689
Tractor Supply Co. ................... 23,669 5,316,058
Ulta Beauty, Inc.
(a)
................... 10,261 5,151,535
Williams-Sonoma, Inc. ................ 9,669 1,869,888
44,781,761
Technology Hardware, Storage & Peripherals — 0.9%
NetApp, Inc. ....................... 28,767 2,508,482
Pure Storage, Inc. , Class A
(a)
............ 111,245 4,448,688
Super Micro Computer, Inc.
(a)
............ 18,680 9,893,115
16,850,285
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
............... 10,285 7,752,113
Trading Companies & Distributors — 2.3%
Fastenal Co. ....................... 228,775 15,609,318
United Rentals, Inc. .................. 15,534 9,714,964
Watsco, Inc. ....................... 7,752 3,030,877
WW Grainger, Inc. ................... 18,071 16,185,110
44,540,269
Security
Shares
Shares Value
Water Utilities — 0.4%
American Water Works Co., Inc. .......... 43,661 $ 5,414,837
Essential Utilities, Inc. ................. 43,088 1,545,136
6,959,973
Total Long-Term Investments — 99.8%
(Cost: $1,674,826,758) ............................ 1,917,699,011
Short-Term Securities
Money Market Funds — 3.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%
(e)
.................. 62,793,777 62,831,454
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32% ................... 3,153,766 3,153,766
Total Short-Term Securities — 3.4%
(Cost: $ 65,934,550) ............................... 65,985,220
Total Investments — 103.2%
(Cost: $1,740,761,308 ) ............................ 1,983,684,231
Liabilities in Excess of Other Assets — (3.2)% ............. (62,422,285)
Net Assets — 100.0% ...............................
$ 1,921,261,946
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 86,400,186 $ — $ (23,595,381)
(a)
$ 12,570 $ 14,079 $ 62,831,454 62,793,777 $ 215,940
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,452,482 701,284
(a)
— — — 3,153,766 3,153,766 137,453 —
$ 12,570 $ 14,079 $ 65,985,220 $ 353,393 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 4 03/15/24 $ 1,379 $ 31,575
Russell 2000 E-Mini Index .................................................... 17 03/15/24 1,663 (45,480)
$ (13,905)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,917,699,011 $ — $ — $ 1,917,699,011
Short-Term Securities
Money Market Funds ...................................... 65,985,220 — — 65,985,220
$ 1,983,684,231 $ — $ — $ 1,983,684,231
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 31,575 $ — $ — $ 31,575
Liabilities
Equity contracts ........................................... (45,480) — — (45,480)
$ (13,905) $ — $ — $ (13,905)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust